UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: June 30, 2008
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Endowment Advisers, L.P.
Address:  4265 San Felipe, 8th Floor
          Houston, TX 77027

13F File Number: 028-12679

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Roy V. Washington
Title:  Chief Compliance Officer
Phone:  713-993-4686
Signature, Place and Date of Signing:

      Roy Washington,  Houston, TX    July 7, 2008


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     11

Form 13F Information Table Value Total: 330644


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A

                                                                   FORM 13F INFORMATION TABLE
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT/ PRN CALL DSCRETN MANAGERS    SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------- ------- ------ ------
OIL SVC HOLDRS TR               DEPOSTRY RCPT    678002106    41227    185700 SH        SOLE          185700
SELECT SECTOR SPDR TR           SBI INT-ENERGY   81369Y506    32671    369246 SH        SOLE          369246
SPDR GOLD TRUST             	GOLD SHS         78463V107    23847    260906 SH        SOLE          260906
ISHARES TR                      1-3 YR TRS BD    464287457    88352   1065896 SH        SOLE         1065896
CHINA FD INC                    COM              169373107      781     25586 SH        SOLE           25586
ISHARES TR                      20+ YR TRS BD    464287432    14895    161306 SH        SOLE          161306
POWERSHS DB MULTI SECT COMM     DB AGRICULT FD   73936B408     9523    234102 SH        SOLE          234102
MARKET VECTORS ETF TR           GOLD MINER ETF   57060U100    31867    655842 SH        SOLE          655842
PROSHARES TR     		REAL EST PRO     74347R552    21000    200000 SH        SOLE          200000
PROSHARES TR         		ULTRASHORT O&G   74347R586    47170   1766023 SH        SOLE         1766023
SPDR SERIES TRUST             	LEHMN INTL ETF   78464A516    19310    350000 SH        SOLE          350000